CTIVP® – Principal Blue Chip Growth Fund
First Quarter Report
March 31, 2025 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Principal Blue Chip Growth Fund, March 31, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 11.0%
Entertainment 4.8%
Netflix, Inc.(a)	98,912	92,238,408
Interactive Media & Services 6.2%
Alphabet, Inc., Class A	581,356	89,900,892
Alphabet, Inc., Class C	175,167	27,366,340
Total		117,267,232
Total Communication Services		209,505,640
Consumer Discretionary 16.4%
Broadline Retail 8.5%
Amazon.com, Inc.(a)	850,153	161,750,110
Hotels, Restaurants & Leisure 5.0%
Airbnb, Inc., Class A(a)	326,222	38,970,480
Hilton Worldwide Holdings, Inc.	243,573	55,425,036
Total		94,395,516
Specialty Retail 2.9%
O’Reilly Automotive, Inc.(a)	38,384	54,988,151
Total Consumer Discretionary		311,133,777
Consumer Staples 1.2%
Consumer Staples Distribution & Retail 1.2%
Costco Wholesale Corp.	23,899	22,603,196
Total Consumer Staples		22,603,196
Financials 25.7%
Capital Markets 10.6%
Brookfield Asset Management Ltd., Class A	121,829	5,902,615
Brookfield Corp.	1,731,233	90,733,922
Charles Schwab Corp. (The)	551,759	43,191,694
KKR & Co., Inc., Class A	339,130	39,206,819
Moody’s Corp.	20,182	9,398,556
MSCI, Inc.	23,257	13,151,833
Total		201,585,439
Financial Services 9.9%
MasterCard, Inc., Class A	170,221	93,301,535
Visa, Inc., Class A	268,705	94,170,354
Total		187,471,889
Common Stocks (continued)
Issuer	Shares	Value ($)
Insurance 5.2%
Arthur J Gallagher & Co.	35,042	12,097,900
Progressive Corp. (The)	310,486	87,870,643
Total		99,968,543
Total Financials		489,025,871
Health Care 8.3%
Health Care Equipment & Supplies 1.1%
IDEXX Laboratories, Inc.(a)	32,410	13,610,579
Intuitive Surgical, Inc.(a)	15,069	7,463,224
Total		21,073,803
Health Care Technology 0.3%
Veeva Systems Inc., Class A(a)	27,505	6,370,983
Life Sciences Tools & Services 5.0%
Danaher Corp.	272,747	55,913,135
Thermo Fisher Scientific, Inc.	76,363	37,998,229
Total		93,911,364
Pharmaceuticals 1.9%
Zoetis, Inc.	222,616	36,653,725
Total Health Care		158,009,875
Industrials 9.6%
Aerospace & Defense 7.3%
HEICO Corp., Class A	169,582	35,776,715
TransDigm Group, Inc.	75,291	104,149,287
Total		139,926,002
Commercial Services & Supplies 2.3%
Copart, Inc.(a)	761,057	43,068,216
Total Industrials		182,994,218
Information Technology 21.6%
Electronic Equipment, Instruments & Components 0.6%
Amphenol Corp., Class A	163,441	10,720,095
IT Services 0.6%
Gartner, Inc.(a)	27,716	11,633,514

CTIVP® – Principal Blue Chip Growth Fund  | 2025

Portfolio of Investments  (continued)
CTIVP® – Principal Blue Chip Growth Fund, March 31, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 3.5%
Broadcom, Inc.	229,779	38,471,898
NVIDIA Corp.	266,090	28,838,834
Total		67,310,732
Software 16.9%
Cadence Design Systems, Inc.(a)	225,058	57,239,001
Constellation Software, Inc.	3,520	11,122,074
Microsoft Corp.	546,631	205,199,811
Roper Technologies, Inc.	81,050	47,785,459
Total		321,346,345
Total Information Technology		411,010,686
Materials 3.5%
Chemicals 2.5%
Air Products & Chemicals, Inc.	10,538	3,107,867
Linde PLC	65,304	30,408,155
Sherwin-Williams Co. (The)	38,713	13,518,192
Total		47,034,214
Construction Materials 1.0%
Vulcan Materials Co.	78,977	18,425,334
Total Materials		65,459,548
Common Stocks (continued)
Issuer	Shares	Value ($)
Real Estate 2.1%
Real Estate Management & Development 2.1%
CoStar Group, Inc.(a)	488,480	38,702,270
Total Real Estate		38,702,270
Total Common Stocks (Cost $1,247,857,954)		1,888,445,081

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.504%(b),(c)	12,390,330	12,387,852
Total Money Market Funds (Cost $12,388,242)		12,387,852
Total Investments in Securities (Cost: $1,260,246,196)		1,900,832,933
Other Assets & Liabilities, Net		(609,108)
Net Assets		1,900,223,825
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2025.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.504%
	12,147,859	50,154,797	(49,914,414)	(390)	12,387,852	(1,647)	168,746	12,390,330
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
CTIVP® – Principal Blue Chip Growth Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7032_12_D01_(05/25)